Schedule Of Assets (Held at End of Year) - Schedule Of Assets (Held at End of Year) (Details) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 209,534,252
Entity Tax Identification Number	13-4996950
Plan Number	006
Current Value	$ 238,569,563
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund R6 [Member]
Cost	$ 2,454,904
Current Value	$ 2,669,311
Investment, Identifier [Axis]: JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class [Member]
Cost	$ 18,858,191
Current Value	$ 18,832,286
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Disciplined Value Mid Cap Fund [Member]
Cost	$ 3,072,327
Current Value	$ 2,862,170
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Growth Fund [Member]
Cost	$ 2,298,629
Current Value	$ 2,896,156
Investment, Identifier [Axis]: PIMCO Total Return Institutional Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Total Return Institutional Fund [Member]
Cost	$ 3,536,797
Current Value	$ 3,235,467
Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Participant loans [Member]
Cost	$ 0
Current Value	$ 5,488,694
Investment, Identifier [Axis]: T. Rowe Price Small Cap Value I Class Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanNonparticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Small Cap Value I Class Fund [Member]
Cost	$ 2,712,300
Current Value	$ 2,800,472
Investment, Identifier [Axis]: Vanguard Equity Income Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity Income Fund [Member]
Cost	$ 4,592,094
Current Value	$ 4,944,705
Investment, Identifier [Axis]: Vanguard Extended Market Index Institutional Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Extended Market Index Institutional Fund [Member]
Cost	$ 2,336,712
Current Value	$ 3,208,610
Investment, Identifier [Axis]: Vanguard Federal Money Market Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market [Member]
Cost	$ 1,906,441
Current Value	$ 1,906,441
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Plus Shares Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Fund Institutional Plus Shares [Member]
Cost	$ 10,565,698
Current Value	$ 10,833,625
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Retirement Savings Trust III [Member]
Cost	$ 9,148,975
Current Value	$ 9,148,975
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Trust I [Member]
Cost	$ 3,697,893
Current Value	$ 4,090,672
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust I [Member]
Cost	$ 13,324,735
Current Value	$ 14,975,882
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust I [Member]
Cost	$ 18,678,410
Current Value	$ 21,231,233
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust I [Member]
Cost	$ 23,858,412
Current Value	$ 27,332,397
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust I [Member]
Cost	$ 15,059,530
Current Value	$ 17,395,511
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust I [Member]
Cost	$ 16,762,936
Current Value	$ 19,515,663
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust I [Member]
Cost	$ 15,817,836
Current Value	$ 18,583,833
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust I [Member]
Cost	$ 14,364,491
Current Value	$ 16,875,597
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust I [Member]
Cost	$ 10,295,792
Current Value	$ 12,082,072
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust I [Member]
Cost	$ 4,455,266
Current Value	$ 5,209,020
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust I [Member]
Cost	$ 595,360
Current Value	$ 683,005
Investment, Identifier [Axis]: Vanguard Target Retirement Income And Growth Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income And Growth Trust I [Member]
Cost	$ 8,096
Current Value	$ 8,639
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust I [Member]
Cost	$ 2,439,799
Current Value	$ 2,675,257
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Institutional Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Institutional Fund [Member]
Cost	$ 3,385,100
Current Value	$ 3,327,840
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Index Fund [Member]
Cost	$ 1,869,698
Current Value	$ 2,127,613
Investment, Identifier [Axis]: Vanguard Wellington Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Wellington Fund [Member]
Cost	$ 3,437,830
Current Value	$ 3,628,417
Maximum [Member] | Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	9.50%
Minimum [Member] | Investment, Identifier [Axis]: Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%